Commitments - Additional Information (Detail) T in Millions		1 Months Ended		12 Months Ended
	Oct. 01, 2019	Apr. 30, 2016 MWh	Feb. 28, 2010	Dec. 31, 2022 USD ($) T MWh $ / MWh	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Self-insured health care benefits				$ 64,000,000	$ 59,000,000	$ 61,000,000
Cost per megawatt hour | $ / MWh				25.375
Commitement With Six Vendors For Back Office Services [Member] | Later than five years and not later than seven years [member]
Disclosure of Commitments and Contingencies [Line Items]
Annual Commitement With Vendors Value				$ 60,000,000
MX [Member] | Energy Financial Hedge [Member]
Disclosure of Commitments and Contingencies [Line Items]
Period of hedging agreement	20 years
Electric energy expected consumption | MWh				400,000
Percentage increase in the price of the commodity				1.50%
Proceeds payments from financial hedge				$ 3,000,000
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				550,000
Top of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				2,500,000
Ventikas [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period		20 years
Estimated annual cost				23,000,000
Combined generation capacity | MWh		252
EURUS [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period			20 years
Estimated annual cost				70,000,000
Installed capacity			250 MW
Termoelectrica del Golfo [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost				$ 205,000,000
Combined volume allocate to TEG and other energy producer | T				1.2